Commitments and contingencies: Additional information (Details) $ in Thousands, $ in Thousands				3 Months Ended	12 Months Ended
	Aug. 21, 2019 MXN ($)	May 21, 2015 MXN ($)	May 21, 2015 USD ($)	Jun. 30, 2021 MXN ($)	Dec. 31, 2022 MXN ($) room	Dec. 31, 2021 MXN ($)	Dec. 22, 2022 MXN ($)	Dec. 22, 2022 USD ($)	Aug. 19, 2020 MXN ($)	Feb. 29, 2012 MXN ($)
Commitments and contingencies:
Contingent rents recognised as expense		$ 582	$ 30
Leasing					$ 5,457	$ 6,467
Number of hotel rooms | room					450
Proceeds from resale of land				$ 286,283
Percentage of amortization of concessionaries per year					15.00%
Estimated financial effect	$ 73,000
Period that Amparo proceedings will resolve	2 years
Deferment investments									$ 2,292,355
Puerto Rico (Aerostar)
Commitments and contingencies:
Amount awarded from declaratory judgment of deposited amount by oil sellers							$ 300,384	$ 15,641
Land in Huatulco
Commitments and contingencies:
Proceeds from resale of land					$ 286,283	$ 286,283
Aeropuerto de Cancun, S. A. de C. V.
Commitments and contingencies:
Estimated financial effect										$ 865,000
Aeropuerto de Cancun, S. A. de C. V. | Legal proceedings contingent liability
Commitments and contingencies:
Legal proceedings provision					$ 116,000